Net Debt - Summary of Interest Bearing Liabilities and Cash and Cash Equivalents Denominated by Currency (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	$ 22,345	$ 16,428
Cash and cash equivalents	12,428	17,236	$ 15,246
USD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	16,289	8,813
Cash and cash equivalents	5,925	7,654
EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	3,050	3,463
Cash and cash equivalents	544	2,656
GBP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	1,587	2,621
Cash and cash equivalents	674	30
AUD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	1,233	783
Cash and cash equivalents	1,797	3,360
CAD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	7	584
Cash and cash equivalents	3,362	3,437
Other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	179	164
Cash and cash equivalents	$ 126	$ 99